NOTE 13. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
	Years Ended December 31,
	2014	2013	2012

Current	$10,731	$17,533	$13,296
Deferred	(5,189)	(11,811)	(4,181)
Total	$5,542	$5,722	$9,115

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2014	2013
Current
Deferred income tax assets:
Provision for doubtful accounts	$7,531	$5,334
Accrued liabilities	1,604	907
Tax loss carry forward	1,470	715
Other temporary differences	455	598
Deferred income tax assets – current	11,060	7,554

Deferred income tax liabilities – current
Unearned income	(2,309)	(2,039)

Net deferred income tax assets – current	$8,751	$5,515

Non-current
Deferred income tax assets:
Accrued liabilities	$1,773	$1,789
Tax loss carry forward	4,411	2,145
Others	—	192
Deferred income tax assets – non-current	6,184	4,126

Deferred income tax liabilities:
Unearned income	(104)	—

Deferred income tax assets – non-current	$6,080	$4,126

Schedule of Effective Income Tax Rate Reconciliation
	December 31,
	2014	2013	2012
Statutory rate	25.0%	25.0%	25.0%
Non-deductible expenses	11.7%	7.2%	4.9%
Non-taxable income	(2.2)%	(2.0)%	(1.1)%
Effect of rate differences in various tax jurisdictions and others	(0.5)%	2.4%	(0.9)%
Effective tax rate	34.0%	32.6%	27.9%